UNITED STATES
SECURITIES AND
EXCHANGE COMMISSION
WASHINGTON, D.C
20549 FORM 13F FORM
13F COVER PAGE
Report for Quarter
Ended: September 30,
2002 Name: Welch
Capital Partners,
LLC Address: 101
East 52nd Street
31st Floor New York,
NY 10022 13F File
Number: 28-6428 The
institutional
investment manager
filing this report
and the person by
whom it is signed
hereby represent
that the person
signing the report
is authorized to
submit it, that all
information
contained herein is
true, correct and
complete, and that
it is understood
that all required
items, statements,
schedules, lists,
and tables, are
considered integral
parts of this form.
Person signing this
report on behalf of
Reporting Manager:
Name: Christopher
Welch Title: Manager
Phone: 212-754-6077
Signature, Place,
and Date of Signing:
Christopher Welch
New York, NY
November 20, 2002
Report Type: [X] 13F
Holdings Report. [ ]
13F Notice. [ ] 13F
Combination Report.
FORM 13F SUMMARY
PAGE Report Summary:
Number of Other
Included Managers: 0
Form 13F Information
Table Entry Total:
129 Form 13F
Information Table
Value Total:
$446,431 Form 13F
Information Table
Cusip Name of Issuer
Title of Value
Shares INVSTMTOther
Voting (x1000)
DSCRETNManagerAuthor
ity Sole Sole


Form 13F Information Table Cusip Name of Issuer Title of
Value Shares INVSTMTOther Voting (x1000)
DSCRETNManagerAuthority Sole Sole 002824100 Abbott Labs
Common 184 4554 x x 00339B107 Abgenix Common 2023 311700
x x 00724X102 Adolor Corporation Common 7900 563500 x x
007768104 Aeroflex Inc. Common 2379 472000 x x 00846X105
Agile Software Common 1197 186800 x x 009367103 Airgate
PCS Common 176 400000 x x 018606202 Alliance Imaging inc
Common 4291 358770 x x 026874107 American Intl Group
Common 1029 18804 x x 031162100 Amgen Common 4938 118410
x x 03674B104 Anthem Inc. Common 4919 75680 x x
037032109 Antigenics Inc Common 4363 540000 x x
055622104 BP Amoco PLC - Spons ACommon 148 3704 x x
05858H104 Ballard Power systems Common 2313 250000 x x
073325102 Bea Systems Inc. Common 2092 403790 x x
079860102 BellSouth Corp Common 1045 56930 x x 08160H101
Benchmark Electronics Common 716 34000 x x 099849101
Borland Software CorpoCommon 2465 316400 x x 100582105
Boston Communications Common 549 53150 x x 99199u346
Cambridge Antibody Common 109 15000 x x 157085101 Cerus
Corp Common 6663 399720 x x 166764100 Chevron Texaco
Corp Common 2784 40200 x x 172967101 Citigroup Common
6470 218217 x x 191216100 Coca Cola Common 384 8000 x x
205363104 Computer Sciences Common 406 14600 x x
20825C104 ConocoPhillips Common 1015 21950 x x 221005101
Corvas International Common 144 111430 x x 225447101
Cree Inc. Common 938 75000 x x 22748P105 Cross Country
Common 4404 311900 x x 228255105 Crown Cork & Seal Co
Common 4653 886200 x x 232946103 Cytyc Corp Common 3467
323400 x x 237015102 DAOU Systems Inc. Common 345 690300
x x 247025109 Dell Common 141 6000 x x 26150J101 Draxis
Health IncorporCommon 2967 1553320 x x 263534109 DuPont
Common 371 10294 x x 268648102 EMC Corp. Common 1528
334260 x x 27874N105 Echelon Corp Common 644 73980 x x
285512109 Electronic Arts Common 679 10300 x x 286045109
Electronics Boutique HCommon 3810 138783 x x 30231G102
Exxon Mobil Common 649 20340 x x 303726103 Fairchild
Semicon IntlCommon 3324 351000 x x 313586109 Federal
National MortgCommon 1695 28465 x x 339030108 Fleet
Boston FinancialCommon 726 35692 x x 369604103 General
Electric Common 2541 103081 x x 37245M207 Genta Common
5720 891000 x x 375766102 Gillette Common 237 8000 x x
404119109 HCA - The Healthcare CCommon 23923 502470 x x
42219M100 Health Mgmt Systems InCommon 4745 1310800 x x
421924101 Healthsouth Corp Common 7615 1834860 x x
437076102 Home Depot Common 1545 59189 x x 444903108
Human Genome Common 1664 138000 x x 44973Q103 I-Many
Inc. Common 957 478440 x x 459200101 IBM Common 496 8500
x x 454072109 Indevus PharmaceuticalCommon 2280 1470840
x x 458140100 Intel Common 568 40906 x x 45885B100
Intermune PharmaceuticCommon 3518 107200 x x 459506101
International Flavors Common 9651 303000 x x 461202103
Intuit Inc. Common 728 15990 x x 465823102 Ivax Corp.
Common 4773 389000 x x 478160104 Johnson & Johnson
Common 303 5600 x x 494368103 Kimberly Clark Common 1936
34180 x x 495582108 King Pharmaceuticals. Common 4561
251030 x x 503459109 La Jolla PharmaceuticaCommon 878
206000 x x 50540r409 Laboratory Corp. of AmCommon 3952
117000 x x 521863100 Leap Wireless Intl Common 113
492600 x x 52729N100 Level 3 CommunicationsCommon 1731
445000 x x 532791100 Lincare Holdings Common 18346
591030 x x 580031201 MCDATA Corporation- A Common 782
144000 x x 584688105 Medicines Company Common 3214
292800 x x 584699102 Medimmune Inc. Common 1464 70000 x
x 589331107 Merck Common 284 6216 x x 595137100
Microsemi Corp Common 844 150390 x x 594918104
Microsoft, Inc. Common 4634 105938 x x 61166W101
Monsanto Co. Common 1177 76975 x x 628530107 Mylan
Common 10041 306700 x x 65332V103 Nextel Communications
Common 4866 644500 x x 65333F107 Nextel Partners Inc.
CCommon 2690 500000 x x 654445303 Nintendo Co Ltd-ADR
Common 12702 872650 x x 67066G104 Nvidia Corp Common 333
38930 x x 674599105 Occidental Petroleum CCommon 2366
83380 x x 67611V101 Odyssey Healthcare IncCommon 6679
223000 x x 68389X105 Oracle Corporation Common 89 11300 x x 68750P103 Orthodontic Centers ofCommon 3383 316130 x x 697933109 Panamsat Corp Common 1735 100000 x x
701081101 Parker Drilling Co. Common 480 218300 x x
704508100 Paypal Inc Common 1652 79000 x x 709754105
Penwest PharmaceuticalCommon 5741 689180 x x 717081103
Pfizer Common 3702 127572 x x 71713U102 Pharmacia
Corporation Common 17548 451330 x x 731738100 Polymedica
Corp Common 1376 52100 x x 739421105 Praecis Common 7343
2455846 x x M41450103 Precise Software SolutCommon 1436
156800 x x 742718109 Proctor & Gamble Common 2449 27400
x x 74730W101 Quadramed Common 2041 1127450 x x
74834L100 Quest Diagnostics Common 3446 56000 x x
74834T103 Quest Software Inc Common 1401 149000 x x
7053397 Recordati (Italian OrdCommon 19424 942799 x x
75886n100 Regeneration technologCommon 1520 190000 x x
5962332 STMicroelectronics NV Common 819 61000 x x
78645R107 Safenet Inc Common 4481 275936 x x 806605101
Schering-Plough Common 341 16000 x x 808905103 Scios
Inc. Common 2965 116500 x x 81211K100 Sealed Air Corp
Common 8488 502560 x x 82966U103 Sirius Satellite
RadioCommon 529 528910 x x 835692104 Sonus
Pharmaceutical RCommon 415 253188 x x 835692104 Sonus
Pharmaceuticals Common 548 334300 x x 874054109 Take-Two
Interactive SCommon 3979 137200 x x 872375100 Teco
Energy Common 417 26236 x x 87959M109 Telik Inc Common
7192 580900 x x 885175307 Thoratec Corp Common 3078
392600 x x 893735100 Transkaryotic TheraputCommon 4252
131200 x x 896263100 Trimeris Inc. Common 9671 216600 x
x 89677M106 Triton PCS Holdings InCommon 1536 735000 x x
899165104 Tularik Inc. Common 1821 265800 x x 90338R104
US Unwired Inc Common 674 962610 x x 913016309 United
Surgical PartneCommon 4095 185300 x x 913017109 United
Technologies Common 243 4304 x x 91307C102 United
Therapeutics Common 2604 158300 x x 913903100 Universal
Health ServiCommon 23699 463320 x x 923436109 Veritas
Software Corp.Common 1210 82500 x x 92343V104 Verizon
CommunicationsCommon 4696 171130 x x 928298108 Vishay
IntertechnologyCommon 1533 174200 x x 931142103 Wal Mart
Common 156 3162 x x 942683103 Watson
PharmaceuticalsCommon 3039 124000 x x 969457100 Williams
Cos Inc. Common 10 4500 x x 97653A103 Wireless
Facilities InCommon 1233 278358 x x 983024100 Wyeth
Common 8904 280000 x x 983759101 XM Satellite Radio
HolCommon 429 110000 x x 98974P100 Zixit Corporation
Common 39 10000 x x 284129ac7 ELAN Corporate ConvertBond
22675 73440 x x